Securities Act Registration No. 333-12745
                                       Investment Company Act Reg. No. 811-07831
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                         ------------------------------
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      |X|

                         Pre-Effective Amendment No. ___                [ ]

                       Post-Effective Amendment No. 6                   |X|
                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|

                               Amendment No. 8 |X|
                        (Check appropriate box or boxes.)

                         ------------------------------

                                 FMI FUNDS, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                              225 East Mason Street
                           Milwaukee, Wisconsin                      53202
               ----------------------------------------           ----------
               (Address of Principal Executive Offices)           (Zip Code)

                                 (414) 226-4555
              ----------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                                           Copy to:

Ted. D. Kellner                            Richard L. Teigen
Fiduciary Management, Inc.                 Foley & Lardner
225 East Mason Street                      777 East Wisconsin Avenue
Milwaukee, WI  53202                       Milwaukee, Wisconsin  53202
---------------------------------------    -------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)

     [ ]   on (date) pursuant to paragraph (b)

     [ ]   60 days after filing pursuant to paragraph (a)(1)

     [ ]   on (date) pursuant to paragraph (a)(1)

     [ ]   75 days after filing pursuant to paragraph (a)(2)

     |X|   on December 31, 2001 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE


          This Post-Effective Amendment No. 6 (the "Amendment") to the Registration Statement on Form N-1A is being filed to add FMI Large Cap Fund, a new series of the Registrant, FMI Funds, Inc. Information with respect to FMI Large Cap Fund is set forth in a prospectus and statement of additional information for FMI Large Cap Fund included in the Amendment. The prospectus and statement of additional information of FMI Focus Fund, the other series of Registrant, included in Post-Effective Amendment No. 5 to the Registration statement on Form N-1A, and as supplemented on May 1, 2001, are not changed by the filing of the Amendment.

                              P R O S P E C T U S

                                      FMI
                                   Large Cap
                                      Fund

                                   A NO-LOAD
                                  MUTUAL FUND

P R O S P E C T U S                                         DECEMBER 31, 2001

                                      FMI
                                 Large Cap Fund

 FMI Large Cap Fund is a no load mutual fund seeking long-term capital appreciation by investing in a limited number of large capitalization value stocks.

 Please read this Prospectus and keep it for future reference. It contains important information, including information on how FMI Large Cap Fund invests and the services it offers to shareholders.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

   Questions Every Investor Should Ask Before
     Investing in FMI Large Cap Fund                                     1

   Fees and Expenses                                                     2

   Investment Objective and Strategies                                   3

   Management of the Fund                                                3

   The Fund's Share Price                                                3

   Purchasing Shares                                                     4

   Redeeming Shares                                                      6

   Exchanging Shares                                                     7

   Dividends, Distributions and Taxes                                    8

   Share Purchase Application                                            9


FMI Funds, Inc.                                                  (414) 226-4555
225 East Mason Street                               Milwaukee, Wisconsin  53202

                        QUESTIONS EVERY INVESTOR SHOULD
                            ASK BEFORE INVESTING IN
                               FMI LARGE CAP FUND

1. WHAT ARE THE FUND'S GOALS?

   FMI Large Cap Fund seeks long-term capital appreciation.

2. WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

   The Fund invests in a limited number of large capitalization (i.e., more than $4 billion market capitalization) value stocks. We look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. We believe good businesses have some or all of the following characteristics:

   o   A strong, defendable niche that is difficult to replicate

   o   A high degree of recurring revenue

   o   Modestly priced products or services

   o   Attractive return-on-investment economics

   o   Above-average growth or improving profitability prospects

   We consider valuation

   o   On both an absolute and relative to the market basis

   o   Utilizing both historical and prospective analysis

3. WHAT ARE THE PRINCIPAL RISKS IN INVESTING IN THE FUND?

   Investors in the Fund may lose money. There are risks associated with the types of securities in which the Fund invests. These risks include:

   o MARKET RISK: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

   o NON-DIVERSIFICATION RISK: The Fund is non-diversified. It likely will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

   o VALUE INVESTING RISK: Our portfolio managers may be wrong in their assessment of a company's value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time "value" investing falls out of favor with investors. During these periods, the Fund's relative performance may suffer.

   Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

4. HOW HAS THE FUND PERFORMED?

   The Fund is newly organized and therefore has no performance history. The Fund's performance will vary from year to year.

                               FEES AND EXPENSES

 The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                  No Sales Charge

Maximum Deferred Sales Charge (Load)                   No Deferred Sales Charge

Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Distributions                          No Sales Charge

Redemption Fee                                         None(1)<F1>

Exchange Fee                                           None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees                                        1.00%

Distribution and/or Service (12b-1) Fees               None(2)<F2>

Other Expenses                                         0.95%(3)<F3>

Total Annual Fund Operating Expenses                   1.95%

Expense Reimbursement                                  (0.20%)(4)<F4>

Net Expenses                                           1.75%

(1)<F1>  Our transfer agent charges a fee of $15.00 for each wire redemption.
(2)<F2> Although the Fund has adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 it does not intend to pay any fees pursuant to such Plan during the fiscal year ending September 30, 2002.
(3)<F3> Based on the Fund's estimates for the fiscal year ending September 30, 2002.
(4)<F4> The Fund's investment adviser has agreed to reimburse the Fund to the extent necessary to insure that Total Annual Fund Operating Expenses do not exceed 1.75%.

EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                           1 YEAR           3 YEARS
                           ------           -------
                            $178              $551

                              INVESTMENT OBJECTIVE
                                 AND STRATEGIES

 The Fund seeks long-term capital appreciation. Although we have no intention of doing so, the Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Fund might not appreciate and investors could lose money.

 The Fund may, in response to adverse market, economic, political or other conditions, take temporary defensive positions. In such circumstances the Fund may invest in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The Fund will not be able to achieve its investment objective of long-term capital appreciation to the extent that it invests in money market instruments since these securities do not appreciate in value. When the Fund is not taking a temporary defensive position, it still will hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.

 Our portfolio managers are patient investors. The Fund does not attempt to achieve its investment objective by active and frequent trading of common stocks.

                             MANAGEMENT OF THE FUND

 Fiduciary Management, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser's address is:

                             225 East Mason Street
                              Milwaukee, WI  53202

 The Adviser has been in business since 1980 and will be the Fund's only investment adviser. As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund. It makes the decisions as to which securities to buy and which securities to sell. The Fund pays the Adviser an annual investment advisory fee equal to 1.00% of its average net assets.

 Ted D. Kellner and Patrick J. English are primarily responsible for the day-to-day management of the Fund's portfolio. They are the Fund's portfolio managers. Mr. Kellner has been employed by the Adviser in various capacities since 1980, and Mr. English has been employed by the Adviser in various capacities since 1986. Their current positions with the Adviser are:

 Ted D. Kellner          Chairman of the Board and
                         Chief Executive Officer

 Patrick J. English      President

                             THE FUND'S SHARE PRICE

 The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called its net asset value. The Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on most national holidays and on Good Friday. The Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. It values most money market instruments it holds at their amortized cost. The Fund will process purchase orders that it receives and accepts and redemption orders that it receives prior to the close of regular trading on a day in which the New York Stock Exchange is open at the net asset value determined later that day. It will process purchase orders that it receives and accepts and redemption orders that it receives after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.

                               PURCHASING SHARES

 HOW TO PURCHASE SHARES FROM THE FUND

 1.  Read this Prospectus carefully

 2. Determine how much you want to invest keeping in mind the following minimums*<F5>:

     A. NEW ACCOUNTS
        o All Accounts                      $1,000

     B. EXISTING ACCOUNTS
        o Dividend reinvestment         No Minimum
        o Automatic Investment Plan          $  50
        o All other accounts                  $100

     *<F5>  Servicing Agents may impose different minimums.

 3. Complete the Purchase Application included in this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Fund has additional Purchase Applications and remittance forms if you need them.) If you have any questions, please call 1-800-811-5311.

 4. Make your check payable to "FMI Large Cap Fund." All checks must be drawn on U.S. banks. The Fund will not accept cash or third party checks. FIRSTAR MUTUAL FUND SERVICES, LLC, THE FUND'S TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK RETURNED FOR INSUFFICIENT FUNDS. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT.

 5.  Send the application and check to:

     BY FIRST CLASS MAIL

     FMI Large Cap Fund
     c/o Firstar Mutual Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI  53201-0701

     BY OVERNIGHT DELIVERY
     SERVICE OR
     REGISTERED MAIL

     FMI Large Cap Fund
     c/o Firstar Mutual Fund Services, LLC
     615 East Michigan Street, 3rd Floor
     Milwaukee, WI  53202-5207

PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

 6. If you wish to open an account by wire, please call 1-800-811-5311 prior to wiring funds in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. YOU SHOULD WIRE FUNDS TO:

     U.S. Bank, N.A.
     777 East Wisconsin Avenue
     Milwaukee, WI  53202
     ABA #042000013

     CREDIT:
     Firstar Mutual Fund Services, LLC
     Account #112-952-137

     FURTHER CREDIT:
     FMI Large Cap Fund
     (shareholder registration)
     (shareholder account number)

 You should then send a properly signed Purchase Application marked "FOLLOW-UP" to either of the addresses listed above. PLEASE REMEMBER THAT U.S. BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUND AND U.S. BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

 Some broker-dealers may sell shares of the Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. Some broker-dealers may purchase and redeem shares on a three-day settlement basis.

 The Fund may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Fund as an investment alternative in the programs they offer or administer. Servicing agents may:

 o Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirement.

 o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

 o Charge fees to their customers for the services they provide them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

 o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

 o Be authorized to accept purchase orders on the Fund's behalf (and designate other Servicing Agents to accept purchase orders on the Fund's behalf). This means that the Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's (or its designee's) acceptance of the customer's order.

 If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

OTHER INFORMATION ABOUT PURCHASING SHARES OF THE FUND

 The Fund may reject any Purchase Applications for any reason. The Fund will not accept purchase orders made by telephone, unless they are from a Servicing Agent which has an agreement with the Fund. Shares of the Fund have not been registered for sale outside of the United States.

 The Fund will not issue certificates evidencing shares purchased. The Fund will send investors a written confirmation for all purchases of shares.

 The Fund offers an automatic investment plan allowing shareholders to make purchases on a regular and convenient basis. The Fund also offers the following retirement plans:

 o   Traditional IRA

 o   Roth IRA

 o   Education IRA

 o   SEP-IRA

 o   Simple IRA

 o   401(k) Plan

 o   Defined Contribution Retirement Plan

 o   403(b)(7) Custodial Accounts

 Investors can obtain further information about the automatic investment plan and the retirement plans by calling the Fund at 1-800-811-5311. The Fund recommends that investors consult with a competent financial and tax advisor regarding the retirement plans before investing through them.

                                REDEEMING SHARES

HOW TO REDEEM (SELL) SHARES BY MAIL

 1.  Prepare a letter of instruction containing:

     o  account number(s)

     o  the amount of money or number of shares being redeemed

     o  the name(s) on the account

     o  daytime phone number

     o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund's transfer agent, Firstar Mutual Fund Services, LLC, in advance, at 1-800-811-5311 if you have any questions.

 2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

 3. Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

     o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

     o The redemption proceeds are to be sent to an address other than the address of record

A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

 4.  Send the letter of instruction to:

     BY FIRST CLASS MAIL

     FMI Large Cap Fund
     c/o Firstar Mutual Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI  53201-0701

     BY OVERNIGHT DELIVERY
     SERVICE OR REGISTERED
     MAIL

     FMI Large Cap Fund
     c/o Firstar Mutual Fund Services, LLC
     615 East Michigan Street, 3rd Floor
     Milwaukee, WI  53202-5207

PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

HOW TO REDEEM (SELL) SHARES THROUGH SERVICING AGENTS

 If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so. Servicing Agents may charge you a fee for this service.

PAYMENT OF REDEMPTION PROCEEDS

 The redemption price per share you receive for redemption requests is the next determined net asset value after:

 o Firstar Mutual Fund Services, LLC receives your written request in proper form with all required information.

 o A Servicing Agent or its designee that has been authorized to accept redemption requests on behalf of the Fund receives your request in accordance with its procedures.

 Firstar Mutual Fund Services, LLC will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the written request with all required information. If you request in the letter of instruction, Firstar Mutual Fund Services, LLC will transfer the redemption proceeds to your designated bank account by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes up to 3 business days to reach the shareholder's account whereas Firstar Mutual Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. Firstar Mutual Fund Services, LLC currently charges $15 for each wire redemption but does not charge a fee for Electronic Funds Transfers. Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

OTHER REDEMPTION CONSIDERATIONS

 When redeeming shares of the Fund, shareholders should consider the following:

 o   The redemption may result in a taxable gain.

 o Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

 o The Fund may delay the payment of redemption proceeds for up to seven days in all cases.

 o If you purchased shares by check, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

 o Firstar Mutual Fund Services, LLC will transfer the redemption proceeds by Electronic Funds Transfer or by wire only if the shareholder has sent in a written request with signatures guaranteed.

 o The Fund reserves the right to refuse a telephone redemption request (which may be made only through Servicing Agents) if it believes it is advisable to do so. Both the Fund and Firstar Mutual Fund Services, LLC may modify or terminate its procedures for telephone redemptions at any time. Neither the Fund nor Firstar Mutual Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a Servicing Agent cannot contact Firstar Mutual Fund Services, LLC by telephone, it should make a redemption request in writing in the manner described earlier.

 o If your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

 o The Fund may pay redemption requests "in kind." This means that the Fund may pay redemption requests entirely or partially with securities rather than cash.

                               EXCHANGING SHARES

 Shares of the Fund may be exchanged for shares of:

 o   Fiduciary Capital Growth Fund

 o   FMI Focus Fund

 o   FMI AAM Palm Beach Total Return Fund

 o   FMI Winslow Growth Fund

 o   FMI Knappenberger Bayer Emerging Growth Fund

 o   FMI Woodland Small Capitalization Value Fund

 o   FMI Sasco Contrarian Value Fund

 o   First American Prime Obligations Fund

at the relative net asset values. (Fiduciary Capital Growth Fund, FMI Focus Fund, FMI AAM Palm Beach Total Return Fund, FMI Winslow Growth Fund, FMI Knappenberger Bayer Emerging Growth Fund, FMI Woodland Small Capitalization Value Fund and FMI Sasco Contrarian Value Fund are other mutual funds advised by the Adviser. An affiliate of Firstar Mutual Fund Services, LLC advises First American Prime Obligations Fund, a money market mutual fund. Neither Firstar Mutual Fund Services, LLC nor First American Prime Obligations Fund is affiliated with the Fund or the Adviser.) You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares. The registration of both the account from which the exchange is being made and the account to which the exchange is being made must be identical.

HOW TO EXCHANGE SHARES

  1. Read this Prospectus (and the prospectus for the fund for which shares are to be exchanged) carefully.

  2. Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $1,000 minimum.

  3. Write to FMIFunds, Inc., c/o Firstar Mutual Fund Services, LLC, 3rd Floor, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

 The Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. You have four distribution options:

 o ALL REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

 o PARTIAL REINVESTMENT OPTION - Dividends will be paid in cash and capital gains distributions will be reinvested in additional Fund shares.

 o PARTIAL REINVESTMENT OPTION - Dividends will be reinvested in additional Fund shares and capital gains distributions will be paid in cash.

 o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.

 You may make this election on the Purchase Application. You may change your election by writing to Firstar Mutual Fund Services, LLC or by calling 1-800-811-5311.

 The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). The Fund expects that its distributions generally will consist primarily of long-term capital gains.

                                      FMI
                                Large Cap Fund

                          SHARE PURCHASE APPLICATION
                       Minimum Initial Investment $1,000
                      Minimum Subsequent Investment $100

o  This is a follow-up application
   (Investment by wire transfer. See page 4 of the Prospectus.)

Mail Completed Application to:
     FMI Large Cap Fund
     c/o Firstar Mutual Fund Services, LLC
     P.O. Box 701
     Milwaukee, Wisconsin  53201-0701

Overnight Express Mail to:
     FMI Large Cap Fund
     c/o Firstar Mutual Fund Services, LLC
     3rd Floor
     615 E. Michigan Street
     Milwaukee, Wisconsin  53202

Use this form for individual, custodial, trust, profit-sharing or pension plan accounts, including self-directed IRA, SEP/IRA and 401(k) plans. DO NOT USE THIS FORM FOR FMI LARGE CAP FUND-SPONSORED 401(K), 403(B)(7), SEP/IRA, SIMPLEIRA, IRAS OR DEFINED CONTRIBUTION PLANS (KEOGH OR CORPORATE PROFIT-SHARING AND MONEY-PURCHASE) WHICH REQUIRE FORMS AVAILABLE FROM THE FUND. For information please call 1-800-811-5311 or 1-414-765-4124.

o  ACCOUNT REGISTRATION

   Individual   o   Name
                    -----------------------------------------------------------
                    Social Security Number          Citizen of  o U.S.  o Other
                    -----------------------------------------------------------
   Joint
     Owner*<F6> o   Name
                    -----------------------------------------------------------
                    Social Security Number          Citizen of  o U.S.  o Other
                    -----------------------------------------------------------
   Gift to
     Minor      o   Custodian
                    -----------------------------------------------------------
                    Minor                           Minor's Birthdate
                    -----------------------------------------------------------
                    Minor's Social Security Number  Citizen of  o U.S.  o Other
                    -----------------------------------------------------------
Corporation,    o   Name of Entity
Partnership         -----------------------------------------------------------
or Other Entity     Taxpayer Identification Number
                    -----------------------------------------------------------
                    o  A corporate resolution form or certificate is required
                       for corporate accounts.
                    -----------------------------------------------------------
Trust, Estate   o   Name
or Guardianship     -----------------------------------------------------------
                    Name of Fiduciary(s)
                    -----------------------------------------------------------
                    Taxpayer Identification Number  Date of Trust
                    -----------------------------------------------------------

                    o Additional documentation and certification may be
                      requested.

*<F6> (Registration will be Joint Tenants with Rights of Survivorship (JTWROS) unless otherwise specified)

o  MAILING ADDRESS                          o  Send Duplicate Confirmations To:

                    -----------------------------------------------------------
                    Street, Apt.            Name

                    -----------------------------------------------------------
                    City, State, Zip Code   Street, Apt.

                    -----------------------------------------------------------
                    Daytime Phone Number    City, State, Zip Code

o  INVESTMENT, PAYMENT FOR INITIAL PURCHASE AND DISTRIBUTIONS

   By  o check
   or  o wire**<F7>

The minimum initial Investment is $1,000 for shares of FMI Large Cap Fund Minimum additions to the Fund are $100.

                             DISTRIBUTION OPTIONS

                               Capital Gains    Capital Gains
             Capital Gains     Reinvested       in Cash           Capital Gains
             & Dividends       & Dividends      & Dividends       & Dividends
Amount       Reinvested        in Cash          Reinvested        In Cash
$            o                 o                o                 o
-------------------------------------------------------------------------------
(If no dividend option is checked, dividends and capital gains will be reinvested.)

o If you would like your cash payments automatically deposited to your checking or savings account, please check the box at left and attach a voided check.

**<F7>  Indicate date and total amount of wire:

Date-------------------------------     Amount $-------------------------------

WIRING INSTRUCTIONS: The wire transfer should be preceded by a telephone call to Firstar Mutual Fund Services, LLC at 1-800-811-5311 or 1-414-765-4124 in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions. A completed share purchase application also must be sent to FMI Large Cap Fund at the above address immediately following the investment to establish a NEW account by wire transfer. A purchase request for the Fund should be wired through the Federal Reserve System as follows:

U.S. Bank, N.A.                For credit to: Firstar Mutual Fund Services, LLC
777 East Wisconsin Avenue      Account Number 112-952-137
Milwaukee, Wisconsin 53202     For further credit to:  FMI Large Cap Fund
ABA Number 042000013
                               Shareholder name: ------------------------------

                               Shareholder account number: --------------------

o  EXCHANGE PRIVILEGE

   If investment is by exchange, such exchange should be made from:

   o  Fiduciary Capital Growth Fund
      Account# -----------------

   o  FMI Focus Fund
      Account# -----------------

   o  FMI AAM Palm Beach Total Return Fund
      Account# -----------------

   o  FMI Winslow Growth Fund
      Account# -----------------

   o  FMI Knappenberger Bayer Emerging Growth Fund
      Account# -----------------

   o  FMI Woodland Small Capitalization Value Fund
      Account# -----------------

   o  FMI Sasco Contrarian Value Fund
      Account# -----------------

   o  First American Prime Obligations Fund
      Account# -----------------

   (I understand that exchanges between the Funds are taxable transactions.)

   Amount of Exchange $ --------------- or Number of Shares ---------------

o  AUTOMATIC INVESTMENT PLAN
   Important: Attach an unsigned, voided check (for checking accounts) or a savings account deposit slip here, and complete this form.

I would like to establish an Automatic Investment Plan for FMI Large Cap Fund as described in the Prospectus. Based on these instructions, Firstar Mutual Fund Services, LLC, the Transfer Agent for FMI Large Cap Fund, will automatically transfer money directly from my checking, NOW account or savings account on the ---- day of the month, or the first business day thereafter, to purchase shares in FMI Large Cap Fund. If the automatic purchase cannot be made due to insufficient funds or stop payment, a $25 fee will be assessed.

Please start the Automatic Investment Plan on this month, day and year: -------
-------------------------------------------------------------------------------

Please debit my bank account $----------------- ($50 minimum) on a  o monthly
o quarterly basis, to be invested in my FMI Large Cap Fund account (account number, if known --------------------------).

I (we) authorize you via the ACH Network to honor all debit entries initiated
o monthly OR o quarterly through U.S. Bank, N.A. on behalf of the Firstar Mutual Fund Services, LLC. All such debits are subject to sufficient collected funds in my account to pay the debit when presented.

-------------------------------------   -------------------------------------
Name(s) on your Bank Account            Signature of Bank Account Owner

-------------------------------------   -------------------------------------
                                        Signature of Joint Owner (if any)

-------------------------------------
Account Number

o  SYSTEMATIC WITHDRAWALS
   A balance of at least $10,000 is required for this option.

I would like to withdraw from FMI Large Cap Fund $------------ (exact dollars per payment - $100 minimum)

o I would like to have payments made to me on or about the ---- day of each month

               OR

o I would like to have payments made to me on or about the ---- day of these months:

     o Jan.    o Feb.    o Mar.     o Apr.    o May     o June
     o July    o Aug.    o Sept.    o Oct.    o Nov.    o Dec.

o I would like my payments automatically deposited to my checking or savings account. I have attached a voided check.

o  SIGNATURES AND CERTIFICATION

Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either because I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding, and (3) I am a U.S. person (including a U.S. resident alien).

-------------------------------------   -------------------------------------
Signature*<F8>                          Signature of Co-Owner, if any

-------------------------------------   -------------------------------------
Date

*<F8> If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

-------------------------------------------------------------------------------
Print name and title of officer signing for a corporation or other entity.

 To learn more about FMI Large Cap Fund, you may want to read FMI Large Cap Fund's Statement of Additional Information (or "SAI") which contains additional information about the Fund. FMI Large Cap Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

 You also may learn more about FMI Large Cap Fund's investments by reading the Fund's annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of FMI Large Cap Fund during its last fiscal year.

 The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling Firstar Mutual Fund Services, LLC at 1-800-811-5311.

 Prospective investors and shareholders who have questions about FMI Large Cap Fund may also call the following number or write to the following address.

 FMI Large Cap Fund
 225 East Mason Street
 Milwaukee, Wisconsin 53202
 1-800-811-5311
 www.fiduciarymgt.com

 The general public can review and copy information about FMI Large Cap Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about FMI Large Cap Fund are also available on the EDGAR Database at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

 Public Reference Section
 Securities and Exchange Commission
 Washington, D.C. 20549-6009

 Please refer to FMI Large Cap Fund's Investment Company Act File No. 811-07831 when seeking information about the Fund from the Securities and Exchange Commission.

STATEMENT OF ADDITIONAL INFORMATION                            December 31, 2001
for FMI LARGE CAP FUND





                                 FMI FUNDS, INC.
                              225 East Mason Street
                           Milwaukee, Wisconsin 53202



          This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of FMI Large Cap Fund dated December 31, 2001. Requests for copies of the Prospectus should be made by writing to FMI Funds, Inc., 225 East Mason Street, Milwaukee, Wisconsin 53202,
Attention: Corporate Secretary or by calling (414) 226-4555.

                                 FMI FUNDS, INC.

                                Table of Contents
                                -----------------

                                                                        Page No.
                                                                        -------

FUND HISTORY AND CLASSIFICATION...............................................1

INVESTMENT RESTRICTIONS.......................................................1

INVESTMENT CONSIDERATIONS.....................................................3

DIRECTORS AND OFFICERS OF THE CORPORATION.....................................6

PRINCIPAL SHAREHOLDERS.......................................................10

INVESTMENT ADVISER AND ADMINISTRATOR.........................................11

DETERMINATION OF NET ASSET VALUE AND PERFORMANCE.............................13

DISTRIBUTION OF SHARES.......................................................15

RETIREMENT PLANS.............................................................16

AUTOMATIC INVESTMENT PLAN....................................................20

REDEMPTION OF SHARES.........................................................20

SYSTEMATIC WITHDRAWAL PLAN...................................................20

ALLOCATION OF PORTFOLIO BROKERAGE............................................21

CUSTODIAN....................................................................22

TAXES........................................................................22

SHAREHOLDER MEETINGS.........................................................23

CAPITAL STRUCTURE............................................................25

DESCRIPTION OF SECURITIES RATINGS............................................25

INDEPENDENT ACCOUNTANTS......................................................28


          No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated December 31, 2001 and, if given or made, such information or representations may not be relied upon as having been authorized by FMI Funds, Inc.

          This Statement of Additional Information does not constitute an offer to sell securities.

                         FUND HISTORY AND CLASSIFICATION

          FMI Funds, Inc., a Maryland corporation incorporated on September 5, 1996 (the "Corporation"), is an open-end management investment company consisting of two non-diversified portfolios, FMI Focus Fund (the "Focus Fund") and FMI Large Cap Fund (the "Large Cap Fund") (collectively the Focus Fund and the Large Cap Fund are referred to as the "Funds"). This Statement of Additional Information provides information about the Large Cap Fund. The Corporation is registered under the Investment Company Act of 1940 (the "Act").

                             INVESTMENT RESTRICTIONS

          The Large Cap Fund has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of the Large Cap Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Large Cap Fund.

          1. The Large Cap Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or write or invest in put or call options.

          2. The Large Cap Fund will not borrow money or issue senior securities except for temporary bank borrowings for emergency or extraordinary purposes, and will not purchase securities while it has any outstanding borrowings.

          3. The Large Cap Fund may pledge or hypothecate its assets to secure its borrowings.

          4. The Large Cap Fund will not lend money (except by purchasing publicly distributed debt securities, purchasing securities of a type normally acquired by institutional investors or entering into repurchase agreements) and will not lend its portfolio securities.

          5. The Large Cap Fund will not make investments for the purpose of exercising control or management of any company.

          6. The Large Cap Fund will not purchase securities of any issuer (other than the United States or an instrumentality of the United States) if, as a result of such purchase, the Large Cap Fund would hold more than 10% of any class of securities, including voting securities, of such issuer or more than 5% of the Large Cap Fund's assets, taken at current value, would be invested in securities of such issuer, except that up to 50% of the Large Cap Fund's total assets may be invested without regard to these limitations.

          7. The Large Cap Fund will not invest 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, in securities issued by companies primarily engaged in the same industry.

          8. The Large Cap Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Corporation or an officer, director or other affiliated person of its investment adviser.

          9. The Large Cap Fund will not act as an underwriter or distributor of securities other than shares of the Large Cap Fund (except to the extent that the Large Cap Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities).

          10. The Large Cap Fund will not purchase any interest in any oil, gas or other mineral leases or any interest in any oil, gas or any other mineral exploration or development program.

          11. The Large Cap Fund will not purchase or sell real estate or real estate mortgage loans or real estate limited partnerships.

          12. The Large Cap Fund will not purchase or sell commodities or commodity contracts.

          The Large Cap Fund has adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Corporation's Board of Directors without shareholder approval. These additional restrictions are as follows:

          1. The Large Cap Fund will not invest more than 15% of the value of its net assets in illiquid securities.

          2. The Large Cap Fund's investments in warrants will be limited to 5% of the Fund's net assets. Included within such 5%, but not to exceed 2% of the value of the Large Cap Fund's net assets, may be warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

          3. The Large Cap Fund will not purchase the securities of other investment companies except: (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Large Cap Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker's commission. No purchases described in (b) and (c) will be made if as a result of such purchases
(i) the Large Cap Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of the Large Cap Fund's net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of the Large Cap Fund's net assets would be invested in shares of registered investment companies.

          The aforementioned fundamental and non-fundamental percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made. If these restrictions (other than those relating to borrowing of money, illiquid securities or issuing senior securities) are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of the Large Cap Fund's fundamental restrictions will be deemed to have occurred. Any changes in the Large Cap Fund's investment restrictions made by the Board of Directors will be communicated to shareholders prior to their implementation.

          In accordance with the requirements of Rule 35d-1 under the Act, it is a non-fundamental policy of the Large Cap Fund to normally invest at least 80% of the value of its net assets in the particular type of investment suggested by the Large Cap Fund's name. If the Corporation's Board of Directors determines to change this non-fundamental policy for the Large Cap Fund, the Large Cap Fund will provide 60 days prior notice to the shareholders before implementing the change of policy. Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type: "Important Notice Regarding Change in Investment Policy." If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

                            INVESTMENT CONSIDERATIONS

          The Large Cap Fund's prospectus describes its principal investment strategies and risks. This section expands upon that discussion and also discusses non-principal investment strategies and risks.

          The Large Cap Fund invests mainly in common stocks of U.S. companies. However when the Large Cap Fund's investment adviser, Fiduciary Management, Inc. (the "Adviser") believes that securities other than common stocks offer opportunity for long-term capital appreciation, the Large Cap Fund may invest in publicly distributed debt securities, preferred stocks, particularly those which are convertible into or carry rights to acquire common stocks, and warrants. Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases. The Large Cap Fund will limit its investments in publicly distributed debt securities to those which have been assigned one of the three highest ratings of either Standard & Poor's Corporation (AAA, AA and A) or Moody's Investors Service, Inc. (Aaa, Aa and A). A description of the foregoing ratings is set forth in "Description of Securities Ratings."

          The principal risks associated with investments in debt securities are interest rate risk and credit risk. Interest rate risk reflects the principle that, in general, the value of debt securities rises when interest rates fall and falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. Credit risk is the risk that the issuers of debt securities held by the Large Cap Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security leading to greater volatility in the price of the security.

          Preferred stocks have a preference over common stocks in liquidation (and generally dividends as well) but are subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risks while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

          Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants involve the risk that the Large Cap Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security's market price.

          The Large Cap Fund may invest in securities of foreign issuers or in American Depository Receipts of such issuers, but will limit its investments in such securities to 10% of its net assets. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. The value of the Large Cap Fund's foreign investments may be significantly affected by changes in currency exchange rates and the Large Cap Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Large Cap Fund's income without providing a tax credit for the Large Cap Fund's shareholders. Although the Large Cap Fund intends to invest in securities of foreign issuers domiciled in nations which the Large Cap Fund's investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which would affect investments in those nations.

          The money market instruments in which the Large Cap Fund invests include conservative fixed-income securities, such as United States Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, as of the date of its most recently published annual financial statements, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc., commercial paper master notes and repurchase agreements. These money market instruments are the types of investments the Large Cap Fund may make while assuming a temporary defensive position. Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs. They permit a series of short-term borrowings under a single note. Borrowings under commercial paper master notes are payable in whole or in part at any time upon demand, may be prepaid in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjusted when such known lending rates change. There is no secondary market for commercial paper master notes. The Adviser will monitor the creditworthiness of the issuer of the commercial paper master notes while any borrowings are outstanding. The principal investment risk associated with the Large Cap Fund's investments in commercial paper and commercial paper master notes is credit risk.

          Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price. The Large Cap Fund will not enter into repurchase agreements with entities other than banks or invest over 5% of its net assets in repurchase agreements with maturities of more than seven days. If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Large Cap Fund will look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Large Cap Fund. In such event, the Large Cap Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited. The principal investment risk associated with the Large Cap Fund's investments in repurchase agreements is credit risk. There is also the risk of lost opportunity if the market price of the repurchased security exceeds the repurchase price.

          The Large Cap Fund does not trade actively for short-term profits. However, if the objectives of the Large Cap Fund would be better served, short-term profits or losses may be realized from time to time. The annual portfolio turnover rate indicates changes in the Large Cap Fund's portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Large Cap Fund during the fiscal year. The annual portfolio turnover rate may vary widely from year to year depending upon market conditions and prospects. Increased portfolio turnover necessarily results in correspondingly heavier transaction costs (such as brokerage commissions or mark-ups or mark-downs) which the Large Cap Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of realized gains, to the extent that they consist of net short-term capital gains, will be considered ordinary income for federal income tax purposes.

          The Large Cap Fund may invest up to 15% of its net assets in securities for which there is no readily available market ("illiquid securities"). The 15% limitation includes certain securities whose disposition would be subject to legal restrictions ("restricted securities"). However certain restricted securities that may be resold pursuant to Rule 144A under the Securities Act may be considered liquid. Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests. However an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by the Large Cap Fund could adversely affect their marketability, causing the Large Cap Fund to sell securities at unfavorable prices. The Board of Directors of the Corporation has delegated to the Adviser the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments);
(iii) the availability of market quotations; and (iv) other permissible factors.

          Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, the Large Cap Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Large Cap Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors.

          The percentage limitations set forth in this section are not fundamental policies and may be changed without shareholder approval.

                    DIRECTORS AND OFFICERS OF THE CORPORATION

          As a Maryland corporation, the business and affairs of the Corporation are managed by its officers under the direction of its Board of Directors. The name, address and principal occupations during the past five years and other information with respect to each of the directors and officers of the Corporation are as follows:

BARRY K. ALLEN                      Age 53
--------------
18500 W. Corporate Drive, Suite 170
Brookfield, WI  53045
(DIRECTOR OF THE CORPORATION)

          Mr. Allen is President of Allen Enterprises, LLC, Brookfield, Wisconsin, a private equity investments management company he founded after retiring from Ameritech, Chicago, Illinois, in July 2000. Mr. Allen had served as an officer of Ameritech since August 1995, most recently as President. Mr. Allen is a director of Harley-Davidson Inc., Cobalt, Inc. and First Business Bank-Milwaukee. Mr. Allen is also a director of Fiduciary Capital

Growth Fund, Inc., and FMI Mutual Funds, Inc., investment companies for which Fiduciary Management, Inc. serves as investment adviser.

GEORGE D. DALTON                    Age 73
----------------
20825 Swenson Drive
Waukesha, WI  53186
(A DIRECTOR OF THE CORPORATION)

          Mr. Dalton is Chairman and Chief Executive Officer of Call_Solutions.com, Inc., a privately held company specializing in teleservices call centers. Prior to January 2000, Mr. Dalton was Chairman of the Board and Chief Executive Officer of Fiserv, Inc., a provider of financial data processing services to financial institutions, and had served in that capacity since 1984. Mr. Dalton is also a member of the Board of Directors of Clark/Bardes Inc., a distributor of life insurance/compensation programs and Wisconsin Wireless, Inc. Mr. Dalton is also a director of Fiduciary Capital Growth Fund, Inc. and FMI Mutual Funds, Inc.

PATRICK J. ENGLISH*                 Age 40
------------------
225 East Mason Street
Milwaukee, WI  53202
(VICE PRESIDENT AND A DIRECTOR OF THE CORPORATION)

          Mr. English is President of Fiduciary Management, Inc. and has been employed by such firm in various capacities since December, 1986. Mr. English is also Vice President and a director of Fiduciary Capital Growth Fund, Inc.

GORDON H. GUNNLAUGSSON              Age 57
----------------------
c/o Fiduciary Management, Inc.
225 East Mason Street
Milwaukee, WI  53202
(DIRECTOR OF THE CORPORATION)

          Mr. Gunnlaugsson recently retired from M&I Corporation. He was employed by M&I Corporation from June 1, 1970 to December 31, 2000 where he most recently held the positions of Executive Vice-President and Chief Financial Officer. Mr. Gunnlaugsson is a director of Renaissance Learning, Inc. Mr. Gunnlaugsson is also a director of Fiduciary Capital Growth Fund, Inc. and FMI Mutual Funds, Inc.

TED D. KELLNER*                     Age 55
--------------
225 East Mason Street
Milwaukee, WI  53202
(PRESIDENT, TREASURER AND A DIRECTOR OF THE CORPORATION)

          Mr. Kellner is Chairman of the Board and Chief Executive Officer of Fiduciary Management, Inc., which he co-founded with Mr. Donald S. Wilson in 1980. Mr. Kellner is a director of Marshall & Ilsley Corporation. Mr. Kellner is also President, Treasurer and a director of Fiduciary Capital Growth Fund, Inc.

RICHARD E. LANE*                    Age 45
---------------
100 East Wisconsin Avenue
Milwaukee, WI  53202
(DIRECTOR OF THE CORPORATION)

          Mr. Lane is President of Broadview Advisors, LLC., the sub-adviser to the Focus Fund. Mr. Lane served as a portfolio manager and financial analyst with Fiduciary Management, Inc. from September 1994 until April 2001 when he joined Broadview Advisors, LLC.

PAUL S. SHAIN                       Age 38
-------------
5520 Research Park Drive
Madison, WI  53711
(DIRECTOR OF THE CORPORATION)

          Mr. Shain is President and Chief Operating Officer of Berbee Information Networks, a leading provider of e-business development, infrastructure integration and application hosting services, and has been employed by such firm since January 2000. Prior to joining Berbee Information Networks, Mr. Shain spent 12 years at Robert W. Baird & Co., Incorporated, most recently as Managing Director and Director of Equity Research. Mr. Shain is a chartered Financial Analyst and serves on the Advisory Board of the Applied Corporate Finance program at UW-Madison. Mr. Shain serves on the Board of Directors of Berbee Information Networks, LifeSketch, Inc., Broadjam Inc. and the Madison Area Technical College Foundation. Mr. Shain is also a director of Fiduciary Capital Growth Fund, Inc. and FMI Mutual Funds, Inc.

DONALD S. WILSON*                   Age 58
----------------

225 East Mason Street
Milwaukee, Wisconsin
(VICE PRESIDENT AND SECRETARY OF THE CORPORATION)

          Mr. Wilson is Vice Chairman and Treasurer of Fiduciary Management, Inc. Mr. Wilson is also Vice President, Secretary and a director of Fiduciary Capital Growth Fund, Inc. and FMI Mutual Funds, Inc.

GARY G. WAGNER                      Age 58
--------------

225 East Mason Street
Milwaukee, Wisconsin
(VICE PRESIDENT AND ASSISTANT SECRETARY OF THE CORPORATION)

          Mr. Wagner is Executive Vice President of Fiduciary Management, Inc.

CAMILLE F. WILDES                   Age 49
-----------------

225 East Mason Street
Milwaukee, Wisconsin
(VICE PRESIDENT AND ASSISTANT TREASURER OF THE CORPORATION)

          Ms. Wildes is a Vice President of Fiduciary Management, Inc.

--------------------

* Messrs. English, Kellner and Lane are directors who are "interested persons" of the Corporation as that term is defined in the Investment Company Act of 1940. Messrs. English and Kellner are "interested persons" of the Corporation because they are officers of the Corporation and the Adviser and Mr. Lane is an "interested person" of the Corporation because he is an officer of the Focus Fund's sub-adviser.

          The Corporation's Board of Directors has created an audit committee whose members consist of Messrs. Allen and Gunnlaugsson. The primary functions of the audit committee are to recommend to the Board of Directors the independent accountants to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Funds' internal controls and to review certain other matters relating to the Funds' accountants and financial records. The Corporation's Board of Directors has no other committees.

          During the fiscal year ended September 30, 2001, the Corporation paid $5,200 in director's fees. Currently the Corporation's standard method of compensating directors is to pay each director who is not an officer of the Corporation a fee of $2,000 for each meeting of the Board of Directors attended and each member of the audit committee an annual fee of $1,000.

                                                 COMPENSATION TABLE
                                                      Pension or                                Total Compensation
                               Aggregate         Retirement Benefits         Estimated           from Corporation
                              Compensation       Accrued as Part of     Annual Benefits Upon     and Fund Complex
   Name of Person           from Corporation        Fund Expenses            Retirement         Paid to Directors(1)
   --------------           ----------------       ----------------          ----------         --------------------
Barry K. Allen                 $1,850                     0                     0                     $2,750

George D. Dalton               $1,500                     0                     0                     $2,000

Patrick J. English               0                        0                     0                        0

Gordon H. Gunnlaugsson(2)        0                        0                     0                        0

Ted D. Kellner                   0                        0                     0                        0

Richard E. Lane(2)               0                        0                     0                        0

Thomas W. Mount(2)              $350                      0                     0                      $750

Paul S. Shain(2)               $1,500                     0                     0                     $2,000

Donald S. Wilson(2)              0                        0                     0                        0

--------------------

(1)  Fiduciary Capital Growth Fund, Inc. and the Corporation were the only investment companies in the Fund Complex during the fiscal year ended September 30, 2001.

(2)  Mr. Mount resigned as a director of the Corporation effective January 5, 2001. Mr. Wilson resigned as a director of the Corporation effective March 27, 2001. Messrs. Gunnlaugsson, Lane and Shain were elected to the
     Board of Directors on April 30, 2001.

          The Corporation, the Adviser and the Focus Fund's sub-adviser have adopted separate codes of ethics pursuant to Rule 17j-1 under the Act. Each code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Large Cap Fund. Each code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by either Fund or is being purchased or sold by either Fund.

                             PRINCIPAL SHAREHOLDERS

          Set forth below are the names and addresses of all holders of the Focus Fund's Common Stock who as of September 28, 2001 owned of record or beneficially owned more than 5% of the then outstanding shares of the Focus Fund's Common Stock as well as the number of shares of the Focus Fund's Common Stock beneficially owned by all officers and directors of the Focus Fund as a group, indicating in each case whether the person has sole or shared power to vote or dispose of such shares. (The Large Cap Fund did not commence operations prior to December 31, 2001.)

Name and Address                  Amount and Nature of
Of Beneficial Owner               Beneficial  Ownership         Percent of Class
-------------------         ----------------------------------- ----------------
                            Sole Power  Shared Power  Aggregate
Charles Schwab & Co. Inc.     _______    5,432,489    5,432,489         47.87%
101 Montgomery Street
San Francisco, CA  94104

Officers & Directors as          --          --      553,582(1)(2)(3)    4.88%
  a group (10 persons)

---------------

(1) Includes 30,262 shares held by two investment partnerships over which Mr. Kellner has voting and investment authority.
(2) Includes 33,568 shares held in trust for which Mr. Kellner is a co-trustee and co-beneficiary and 3,922 shares held in a partnership of which Mr. Kellner is a partner.
(3) Includes 403,635 shares owned by the Adviser, retirement plans of the Adviser and clients of the Adviser for whom the Adviser exercises investment discretion.

          No person is deemed to "control," as that term is defined in the Act, either Fund or the Corporation. The Corporation does not control any person. The shares owned by Charles Schwab & Co., Inc. were owned of record only.

                      INVESTMENT ADVISER AND ADMINISTRATOR

          The investment adviser and administrator to the Large Cap Fund is Fiduciary Management, Inc. (the "Adviser"). The Adviser is controlled by Ted D. Kellner and Donald S. Wilson. The Adviser's executive officers include Mr. Kellner, Chairman of the Board and Chief Executive Officer, Mr. Wilson, Vice Chairman and Treasurer, Mr. English, President, Mr. John Brandser, Vice President - Fixed Income, Ms. Camille Wildes, Vice President, and Ms. Jody Reckard, Vice President. The directors of the Adviser are Messrs. Kellner and Wilson.

          Pursuant to an investment advisory agreement between the Large Cap Fund and the Adviser (the "Advisory Agreement"), the Adviser furnishes continuous investment advisory services to the Large Cap Fund. The Adviser supervises and manages the investment portfolio of the Large Cap Fund and, subject to such policies as the Board of Directors may determine, directs the purchase or sale of investment securities in the day-to-day management of the Large Cap Fund's investment portfolio. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Large Cap Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Large Cap Fund's investments, and bears all sales and promotional expenses of the Large Cap Fund, other than distribution expenses paid by the Large Cap Fund pursuant to the Large Cap Fund's Service and Distribution Plan, if any, and expenses incurred in complying with laws regulating the issue or sale of securities. (The Large Cap Fund did not commence operations prior to December 31, 2001.)

          The Large Cap Fund pays all of its expenses not assumed by the Adviser pursuant to the Advisory Agreement or the Administration Agreement (described below) including, but not limited to, the professional costs of preparing and the cost of printing its registration statements required under the Securities Act of 1933 and the Act and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, and brokerage commissions and expenses in connection with portfolio transactions. The Large Cap Fund also pays the fees of directors who are not interested persons of the Adviser or officers or employees of the Large Cap Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of the Large Cap Fund's assets, expenses of repurchasing and redeeming shares, printing and mailing expenses, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto.

          The Adviser has undertaken to reimburse the Large Cap Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and the administration fee but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and extraordinary items, exceed that percentage of the average net assets of the Large Cap Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which its shares are qualified for sale or, if the states in which its shares are qualified for sale impose no such restrictions 1.75%. As of the date of this Statement of Additional Information, the shares of the Large Cap Fund are not qualified for sale in any state which imposes an expense limitation. Accordingly, the percentage applicable to the Large Cap Fund is 1.75%. The Large Cap Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of the Large Cap Fund exceeds the expense limitation, the Large Cap Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Large Cap Fund's fiscal year if accrued expenses thereafter fall below this limit. (The Large Cap Fund did not commence operations prior to December 31, 2001.)

          The Adviser is also the administrator to the Large Cap Fund. Pursuant to an administration agreement (the "Administration Agreement") between the Large Cap Fund and the Adviser, the Adviser supervises all aspects of the Large Cap Fund's operations except those performed by it as investment adviser. In connection with such supervision the Adviser prepares and maintains the books, accounts and other documents required by the Act, calculates the Large Cap Fund's net asset value, responds to shareholder inquiries, prepares the Large Cap Fund's financial statements and excise tax returns, prepares reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Large Cap Fund's financial accounts and records and generally assists in all respects of the Large Cap Fund's operations. For the foregoing the Adviser receives an annual fee of 0.2% on the first $30,000,000 of the average daily net assets of the Large Cap Fund, 0.1% on the next $70,000,000 of the average daily net assets of the Large Cap Fund, and 0.05% on the average daily net assets of the Large Cap Fund in excess of $100,000,000. In addition, the Administrator also charges varying fees for Blue Sky filing services. (The Large Cap Fund did not commence operations prior to December 31, 2001.)

          The Advisory Agreement will remain in effect for an initial period beginning December 31, 2001 and ending December 31, 2003 and indefinitely thereafter, as long as its continuance is specifically approved at least annually, by (i) the Board of Directors of the Corporation, or by the vote of a majority (as defined in the Act) of the outstanding shares of the Large Cap Fund, and (ii) by the vote of a majority of the directors of the Corporation who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement will remain in effect as long as its continuance is specifically approved at least annually by the Board of Directors of the Corporation.

          Both the Advisory Agreement and the Administration Agreement provide that they may be terminated at any time without the payment of any penalty, by the Board of Directors of the Corporation or by vote of a majority of the Large Cap Fund's shareholders, on sixty days written notice to the Adviser, and by the Adviser on the same notice to the Corporation and that they shall be automatically terminated if they are assigned.

          The Advisory Agreement and the Administration Agreement provide that the Adviser shall not be liable to the Large Cap Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. They also provide that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

                DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

          The net asset value of the Large Cap Fund will normally be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

          The Large Cap Fund's net asset value per share is determined by dividing the total value of its investments and other assets, less any liabilities, by the number of its outstanding shares. Securities that are listed on any national stock exchange or quoted on the Nasdaq Stock Market are valued at the last sale price on the date the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on any national stock exchange or quoted on the Nasdaq Stock Market but which are not traded on the valuation date are valued at the most recent bid price. Unlisted equity securities for which market quotations are readily available are valued at the most recent bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Any securities for which there are no readily available market quotations and other assets are valued at their fair value as determined by the Adviser in accordance with procedures approved by the Board of Directors.

          The Large Cap Fund may provide from time to time in advertisements, reports to shareholders and other communications with shareholders its average annual total return. An average annual total return refers to the rate of return which, if applied to an initial investment in the Large Cap Fund at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment in the Large Cap Fund at the end of the stated period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. The Large Cap Fund may also provide "aggregate" total return information for various periods, representing the cumulative change in value of an investment in the Large Cap Fund for a specific period (again reflecting changes in share price and assuming reinvestment of dividends and distributions).

          Any total rate of return quotation for the Large Cap Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Large Cap Fund during that period. Any period total rate of return quotation of the Large Cap Fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $10,000 at the beginning of the period by 10,000. The net change in the value of a shareholder account is determined by subtracting $10,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Large Cap Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $10,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

          The foregoing computation may also be expressed by the following formula:

                                 P(1 + T)n = ERV

                  P     =     a hypothetical initial payment of $10,000
                  T     =     average annual total return
                  n     =     number of years
                  ERV   =     ending redeemable value of a
                              hypothetical $10,000 payment made at
                              the beginning of the stated period
                              at the end of the stated period

          Any reported performance results will be based on historical earnings and should not be considered as representative of the performance of the Large Cap Fund in the future. An investment in the Large Cap Fund will fluctuate in value and at redemption its value may be more or less than the initial investment. The Large Cap Fund may compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as reported by Lipper Analytical Services, Inc., Money, Forbes, Business Week and Barron's magazines and The Wall Street Journal. (Lipper Analytical Services, Inc. is an independent service that ranks over 1,000 mutual funds based upon total return performance.) The Large Cap Fund may also compare its performance to the Dow Jones Industrial Average, Nasdaq Composite Index, Nasdaq Industrials Index, Value Line Composite Index, the Standard & Poor's 500 Stock Index, Russell 2000 Index, and the Consumer Price Index. Such comparisons may be made in advertisements, shareholder reports or other communications to shareholders.

                             DISTRIBUTION OF SHARES

          The Large Cap Fund has adopted a Service and Distribution Plan (the "Plan") in anticipation that the Large Cap Fund will benefit from the Plan through increased sales of shares, thereby reducing the Large Cap Fund's expense ratio and providing greater flexibility in portfolio management. The Plan authorizes payments by the Large Cap Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Large Cap Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses in the year incurred. Amounts paid under the Plan by the Large Cap Fund may be spent by the Large Cap Fund on any activities or expenses primarily intended to result in the sale of shares of the Large Cap Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Plan permits the Large Cap Fund to employ a distributor of its shares, in which event payments under the Plan will be made to the distributor and may be spent by the distributor on any activities or expenses primarily intended to result in the sale of shares of the Large Cap Fund, including but not limited to, compensation to, and expenses (including overhead and telephone expenses) of, employees of the distributor who engage in or support distribution of the Large Cap Fund's shares, printing of prospectuses and reports for other than existing shareholders, advertising and preparation and distribution of sales literature. Allocation of overhead (rent, utilities, etc.) and salaries will be based on the percentage of utilization in, and time devoted to, distribution activities. If a distributor is employed by the Large Cap Fund, the distributor will directly bear all sales and promotional expenses of the Large Cap Fund, other than expenses incurred in complying with laws regulating the issue or sale of securities. (In such event, the Large Cap Fund will indirectly bear sales and promotional expenses to the extent it makes payments under the Plan.) The Large Cap Fund has no present plans to employ a distributor. Pending the employment of a distributor, the Large Cap Fund's distribution expenses will be authorized by the officers of the Corporation. To the extent any activity is one which the Large Cap Fund may finance without a plan pursuant to Rule 12b-1, the Large Cap Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

          The Plan may be terminated by the Large Cap Fund at any time by a vote of the directors of the Corporation who are not interested persons of the Corporation and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of the Large Cap Fund. Messrs. Allen, Dalton, Gunnlaugsson and Shain are currently the Rule 12b-1 Directors. Any change in the Plan that would materially increase the distribution expenses of the Large Cap Fund provided for in the Plan requires approval of the shareholders of the Large Cap Fund and the Board of Directors, including the Rule 12b-1 Directors.

          While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Corporation will be committed to the discretion of the directors of the Corporation who are not interested persons of the Corporation. The Board of Directors of the Corporation must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by a Distributor, if any, or officers of the Corporation. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors. The Large Cap Fund has not incurred any distribution costs as of the date of this Statement of Additional Information.

                                RETIREMENT PLANS

          The Funds offer the following retirement plans that may be funded with purchases of shares of the Funds and may allow investors to reduce their income taxes:

Individual Retirement Accounts

          Individual shareholders may establish their own Individual Retirement Account ("IRA"). The Funds currently offer a Traditional IRA, a Roth IRA and an Education IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

          Traditional IRA. In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the shareholder is an "active participant" in an employer-sponsored retirement plan and the shareholder's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the shareholder's own contributions for which the shareholder did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the shareholder attains age 70-l/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

          Roth IRA. In a Roth IRA, amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the shareholder has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Shareholders whose incomes exceed certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the shareholder's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the shareholder. Following the death of the shareholder, certain minimum distribution rules apply.

          For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of the "annual limit" or 100% of the shareholder's compensation (earned income). The "annual limit" is $2,000 for 2001, $3,000 for 2002 through 2004, $4,000 for 2005 through 2007 and $5,000 beginning in 2008. After 2008, the "annual limit" will be adjusted to reflect cost of living increases. Shareholders who are age 50 or older may make an additional "catch-up" contribution per year of $500 in 2002 through 2005, and $1,000 beginning in 2006. In no event, however, may the total contributions made to a Traditional or Roth IRA exceed 100% of the shareholder's compensation (earned income). An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contribution under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

          Education IRA. In an Education IRA, contributions are made to an IRA maintained on behalf of a beneficiary under age 18 or a "special needs" beneficiary regardless of age. The maximum annual contribution in 2001 is $500 per beneficiary. In 2002 and subsequent years, the maximum annual contribution will be $2,000 per beneficiary. The contributions are not tax deductible when made. However, if amounts are used for certain educational purposes (including certain elementary and secondary school expenses beginning in 2002), neither the contributor nor the beneficiary of the IRA are taxed upon distribution. The beneficiary is subject to income (and possibly penalty taxes) on amounts withdrawn from an Education IRA that are not used for qualified educational purposes. Shareholders whose income exceeds certain limits are ineligible to contribute to an Education IRA.

          Under current IRS regulations, an IRA applicant must be furnished a disclosure statement containing information specified by the IRS. The applicant generally has the right to revoke his account within seven days after receiving the disclosure statement and obtain a full refund of his contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

Simplified Employee Pension Plan

          A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is established through execution of Form 5305-SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions, not exceeding annually for any one participant, 15% of compensation (disregarding for this purpose compensation in excess of $170,000 per year). The $170,000 compensation limit applies for 2001 and is adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

SIMPLE IRA

          An IRA may also be used in connection with a SIMPLE Plan established by the shareholder's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional IRA with the exceptions described below. Under a SIMPLE Plan, the shareholder may elect to have his or her employer make salary reduction contributions of up to $6,500 per year to the SIMPLE IRA. The $6,500 limit applies for 2001. The applicable dollar limit for 2002 is $7,000 and will increase to $8,000 in 2003, $9,000 in 2004 and $10,000 in 2005. For years after 2005, the annual dollar limit will be adjusted periodically for cost of living increases. Beginning in 2002, a shareholder who is age 50 or older and who has contributed the maximum amount otherwise permitted under the SIMPLE Plan may generally contribute an additional "catch-up" contribution for the year of up to $500 in 2002, $1,000 in 2003, $1,500 in 2004, $2,000 in 2005 and $2,500 in 2006. After 2006, the annual amount of the "catch-up" contribution that may be made will be adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the shareholder's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer (other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees; (4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA; and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth
IRA). A SIMPLE IRA is established by executing Form 5304-SIMPLE together with an IRA established for each eligible employee.

403(b)(7) Custodial Account

          A 403(b)(7) Custodial Account is available for use in conjunction with the 403(b)(7) program established by certain educational organizations and other organizations that are exempt from tax under 501(c)(3) of the Internal Revenue Code, as amended (the "Code"). Amounts contributed to the custodial account in accordance with the employer's 403(b)(7) program will be invested on a tax-deductible basis in shares of either Fund. Various contribution limits apply with respect to 403(b)(7) arrangements.

Defined Contribution Retirement Plan (401(k))

          A prototype defined contribution plan is available for employers who wish to purchase shares of either Fund with tax deductible contributions. The plan consists of both profit sharing and money purchase pension components. The profit sharing component includes a Section 401(k) cash or deferred arrangement for employers who wish to allow eligible employees to elect to reduce their compensation and have such amounts contributed to the plan. The annual limit on employee salary reduction contributions is $10,500 for 2001, $11,000 for 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
2006, the annual limit will be adjusted for cost-of-living increases although lower limits may apply as a result of non-discrimination requirements incorporated into the plan. Employees who are age 50 or older and who have contributed the maximum otherwise permitted under the plan may generally make a "catch-up" contribution for the year of up to $1,000 in 2002, $2,000 in 2003, $3,000 in 2004, $4,000 in 2005 and $5,000 in 2006. After 2006, the amount of the
"catch-up" contribution that may be made for a year will be adjusted periodically for cost of living increases. In 2001, the maximum annual contribution that may be allocated to the account of any participant is generally the lesser of $35,000 or 25% of compensation (earned income). In 2002 and subsequent years, the maximum annual contribution that may be allocated to the account of any participant will be generally the lesser of $40,000 or 100% of compensation (earned income). Compensation in excess of $170,000 in 2001, $200,000 in 2002 and in subsequent years as periodically indexed for cost-of-living increases is disregarded for this purpose. The maximum amount that is deductible by the employer to either type of plan is generally limited to 25% of the participating employee's compensation.

Retirement Plan Fees

          U.S. Bank, N.A., Milwaukee, Wisconsin, serves as trustee or custodian of the retirement plans. U.S. Bank, N.A. invests all cash contributions, dividends and capital gains distributions in shares of the Funds. For such services, the following fees are charged against the accounts of participants; $12.50 annual maintenance fee per participant account ($25 maximum per taxpayer identification number); $15 for transferring to a successor trustee or custodian; $15 for distribution(s) to a participant; and $15 for refunding any contribution in excess of the deductible limit. The fee schedule of U.S. Bank, N.A. may be changed upon written notice.

          Requests for information and forms concerning the retirement plans should be directed to the Corporation. Because a retirement program may involve commitments covering future years, it is important that the investment objective of the Funds be consistent with the participant's retirement objectives. Premature withdrawal from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the retirement plans is recommended.

                            AUTOMATIC INVESTMENT PLAN

          Shareholders wishing to invest fixed dollar amounts in the Large Cap Fund monthly or quarterly can make automatic purchases in amounts of $50 or more on any day they choose by using the Corporation's Automatic Investment Plan. If such day is a weekend or holiday, such purchase shall be made on the next business day. There is no service fee for participating in this Plan. To use this service, the shareholder must authorize the transfer of funds from their checking account or savings account by completing the Automatic Investment Plan application included as part of the share purchase application. Additional application forms may be obtained by calling the Corporation's office at (414) 226-4555. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. The Corporation reserves the right to suspend, modify or terminate the Automatic Investment Plan without notice.

          The Automatic Investment Plan is designed to be a method to implement dollar cost averaging. Dollar cost averaging is an investment approach providing for the investment of a specific dollar amount on a regular basis thereby precluding emotions dictating investment decisions. Dollar cost averaging does not insure a profit nor protect against a loss.

                              REDEMPTION OF SHARES

          The right to redeem shares of the Large Cap Fund will be suspended for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension, or (c) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Large Cap Fund to dispose of its securities or fairly to determine the value of its net assets.

                           SYSTEMATIC WITHDRAWAL PLAN

          The Corporation has available to shareholders a Systematic Withdrawal Plan, pursuant to which a shareholder who owns shares of the Large Cap Fund worth at least $10,000 at current net asset value may provide that a fixed sum will be distributed to him or her at regular intervals. To participate in the Systematic Withdrawal Plan, a shareholder deposits his or her shares with the Corporation and appoints it as his or her agent to effect redemptions of shares held in his or her account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to him or her out of the account. To utilize the Systematic Withdrawal Plan, the shares cannot be held in certificate form. The Systematic Withdrawal Plan does not apply to shares of the Large Cap Fund held in Individual Retirement Accounts or retirement plans. An application for participation in the Systematic Withdrawal Plan is included as part of the share purchase application. Additional application forms may be obtained by calling the Corporation's office at (414) 226-4555.

          The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemption of Large Cap Fund shares in the account at net asset value. Redemptions will be made on such day (no more than monthly) as a shareholder chooses or, if that day is a weekend or holiday, on the next business day. Participation in the Systematic Withdrawal Plan constitutes an election by the shareholder to reinvest in additional Large Cap Fund shares, at net asset value, all income dividends and capital gains distributions payable by the Corporation on shares held in such account, and shares so acquired will be added to such account. The shareholder may deposit additional shares in his or her account at any time.

          Withdrawal payments cannot be considered as yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Large Cap Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

          The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying Firstar Mutual Fund Services, LLC, the Large Cap Fund's transfer agent.

                        ALLOCATION OF PORTFOLIO BROKERAGE

          Decisions to buy and sell securities for the Large Cap Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Large Cap Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities and the broker's financial strength and stability). The most favorable price to the Large Cap Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly. The Large Cap Fund may place portfolio orders with broker-dealers who recommend the purchase of Large Cap Fund shares to clients if the Adviser believes the commissions and transaction quality are comparable to that available from other brokers and may allocate portfolio brokerage on that basis.

          In allocating brokerage business for the Large Cap Fund, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreement. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Large Cap Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreement provides that the Adviser may cause the Large Cap Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Large Cap Fund and the other accounts as to which it exercises investment discretion. (The Large Cap Fund did not commence operations prior to December 31 2001.)

                                    CUSTODIAN

          U.S. Bank, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as custodian for the Large Cap Fund. As such, U.S. Bank, N.A. holds all securities and cash of the Large Cap Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Large Cap Fund. U.S. Bank, N.A. does not exercise any supervisory function over the management of the Large Cap Fund, the purchase and sale of securities or the payment of distributions to shareholders. Firstar Mutual Fund Services, LLC, an affiliate of U.S. Bank, N.A., acts as the Large Cap Fund's transfer agent and dividend disbursing agent.

                                      TAXES

          The Large Cap Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Code. If the Large Cap Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Large Cap Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Large Cap Fund would not be liable for income tax on the Large Cap Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Large Cap Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Large Cap Fund.

          The Large Cap Fund intends to distribute substantially all of its net investment income and net capital gain each fiscal year. Dividends from net investment income and short-term capital gains are taxable to investors as ordinary income, while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder's holding period for the shares. Distributions from the Large Cap Fund are taxable to investors, whether received in cash or in additional shares of the Large Cap Fund. A portion of the Large Cap Fund's income distributions may be eligible for the 70% dividends-received deduction for domestic corporate shareholders.

          Any dividend or capital gain distribution paid shortly after a purchase of shares of the Large Cap Fund, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of the Large Cap Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

          The redemption of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

          The Large Cap Fund may be required to withhold Federal income tax at a rate of 30% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Large Cap Fund with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

          This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Large Cap Fund.

                              SHAREHOLDER MEETINGS

          The Maryland Business Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted upon by the shareholders under the Act.

          The Corporation's bylaws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

          Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Corporation's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

          If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

          After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                                CAPITAL STRUCTURE

          The Corporation's Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently the Corporation is offering two series, the Focus Fund and the Large Cap Fund.

          The shares of each Fund are fully paid and non-assessable, have no preference as to conversion, exchange, dividends, retirement or other features; and have no pre-emptive rights. Such shares have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they so choose. Generally shares are voted in the aggregate and not by each Fund, except where class voting rights by Fund is required by Maryland law or the Act.

          The shares of each Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of a Fund, together with all income, earnings, profits and proceeds thereof, belong to that Fund and are charged with the liabilities in respect of that Fund and of that Fund's share of the general liabilities of the Corporation in the proportion that the total net assets of the Fund bears to the total net assets of both Funds. However, the Board of Directors of the Corporation may, in its discretion, direct that any one or more general liabilities of the Corporation be allocated between the Funds on a different basis. The net asset value per share of each Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on shares of each Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of the Corporation, the shareholders of each Fund will be entitled, out of the assets of the Corporation available for distribution, to the assets belonging to such Fund.

                        DESCRIPTION OF SECURITIES RATINGS

          The Large Cap Fund may invest in commercial paper and commercial paper master notes assigned ratings of A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows:

          Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The categories rated A-3 or higher are as follows:

          A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designed "A-1."

          A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

          Moody's Short-Term Debt Ratings. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

          Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries.

          -    High rates of return on funds employed.

          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

          Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          The Large Cap Fund also may invest in publicly distributed debt securities assigned one of the three highest ratings of either Standard & Poor's or Moody's. A brief description of the ratings symbols and their meanings follows.

          Standard & Poor's Debt Ratings. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

          The ratings are based, in varying degrees, on the following considerations:

          I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

          II.  Nature of and provisions of the obligation;

          III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights;

          AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

          Moody's Bond Ratings.
          --------------------

          Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Moody's applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                             INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202 serves as the independent accountants for the Large Cap Fund. As such PricewaterhouseCoopers LLP performs an audit of the Large Cap Fund's financial statements and considers the Large Cap Fund's internal controls.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits
          --------
     (a)  (i)      Registrant's Articles of Incorporation.(1)

     (a)  (ii)     Articles Supplementary

     (b)  Registrant's Bylaws.(1)

     (c)  None

     (d)  (i)      Investment Advisory Agreement with Fiduciary Management,
                   Inc. relating to FMI Focus Fund.

     (d)  (ii)     Sub-Advisory Agreement with Fiduciary Management, Inc. and
                   Broadview Advisors, LLC relating to FMI Focus Fund.

     (d)  (iii)    Investment Advisory Agreement with Fiduciary Management,
                   Inc. relating to FMI Large Cap Fund.

     (e)  None

     (f)  None

     (g) Custodian Agreement with Firstar Trust Company (predecessor to U.S. Bank, N.A.).(1)

     (h)  (i)      Administration Agreement with Fiduciary Management, Inc.
                   relating to FMI Focus Fund.(1)

     (h)  (ii)     Amendment to Administration Agreement with Fiduciary
                   Management, Inc. relating to FMI Focus Fund.

     (h)  (iii)    Administration Agreement with Fiduciary Management, Inc.
                   relating to FMI Large Cap Fund.

     (h)  (iv)     Transfer Agent Agreement with Firstar Trust Company
                   (predecessor to Firstar Mutual Fund Services, LLC).(1)

     (i)  Opinion of Foley & Lardner, counsel for Registrant.

     (j)  Consent of PricewaterhouseCoopers LLP.

     (k)  None.

     (l)  Subscription Agreement.(1)

     (m)  Service and Distribution Plan.(1)

     (n)  None.

     (p)  (i)      Code of Ethics of Registrant.(3)

     (p)  (ii)     Code of Ethics of Fiduciary Management, Inc.(3)

     (p)  (iii)    Code of Ethics of Broadview Advisors, LLC.

---------------

(1) Previously filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Pre-Effective Amendment No. 1 was filed on November 22, 1996 and its accession number is 0000897069-96-000411.

(2) Previously filed as an exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Post-Effective Amendment No. 2 was filed on December 31, 1997 and its accession number is 0000897069-97-000512.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A and incorporated by reference thereto. Post-Effective Amendment No. 4 was filed on November 30, 1999 and its accession number is 0000897069-99-000579.

Item 24.       Persons Controlled by or under Common Control with Registrant
               -------------------------------------------------------------

               Registrant is not controlled by any person. Registrant neither controls any person nor is any person under common control with Registrant.

Item 25.       Indemnification
               ---------------

               Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

                                   Article VII

                               GENERAL PROVISIONS

Section 7.     Indemnification.
---------      ---------------

               A. The corporation shall indemnify all of its corporate representatives against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

               B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made:
(i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

          C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

               D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and
(ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

               E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

               F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

               G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

               Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.       Business and Other Connections of Investment Adviser
               -----------------------------------------------------

               Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27.       Principal Underwriters
               ----------------------

               Not Applicable.

Item 28.       Location of Accounts and Records
               --------------------------------

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Treasurer, Ted D. Kellner, at Registrant's corporate offices, 225 East Mason Street, Milwaukee, Wisconsin 53202.

Item 29.       Management Services
               -------------------

               All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.       Undertakings
               ------------

               Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 10th day of October, 2001.

                                        FMI FUNDS, INC.
                                            (Registrant)


                                        By: /s/ Ted D. Kellner
                                            -----------------------------------
                                            Ted D. Kellner, President

               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

        Name                             Title                       Date
        ----                             -----                       ----


/s/ Ted D. Kellner              (Principal Executive,          October 10, 2001
------------------              Financial and Accounting
Ted D. Kellner                  Officer) and a Director


/s/ Barry K. Allen              Director                       October 15, 2001
-----------------------------
Barry K. Allen


/s/ George D. Dalton            Director                       October 12, 2001
-----------------------------
George D. Dalton


/s/ Patrick J. English          Director                       October 10, 2001
-----------------------------
Patrick J. English


/s/ Gordon H. Gunnlaugsson      Director                       October 12, 2001
-----------------------------
Gordon H. Gunnlaugsson


                                Director                       October __, 2001
-----------------------------
Richard E. Lane


/s/ Paul S. Shain               Director                       October 11, 2001
-----------------------------
Paul S. Shain

                                  EXHIBIT INDEX

   Exhibit No.                             Exhibit
   -----------                             -------

      (a)(i)        Registrant's Articles of Incorporation*

     (a)(ii)        Articles Supplementary

       (b)          Registrant's Bylaws*

       (c)          None

      (d)(i) Investment Advisory Agreement with Fiduciary Management, Inc. (FMI Focus Fund)

     (d)(ii)        Sub-Advisory Agreement with Fiduciary Management, Inc.
                    and Broadview Advisors, LLC (FMI Focus Fund)

     (d)(iii) Investment Advisory Agreement with Fiduciary Management Inc. (FMI Large Cap Fund)

       (e)          None

       (f)          None

       (g) Custodian Agreement with Firstar Trust Company (predecessor to U.S. Bank, N.A.)*

      (h)(i)        Administration Agreement with Fiduciary Management, Inc.
                    (FMI Focus Fund)*

     (h)(ii) Amendment to Administration Agreement with Fiduciary Management, Inc. (FMI Focus Fund)

     (h)(iii) Administration Agreement with Fiduciary Management, Inc. (FMI Large Cap Fund)

     (h)(iv) Transfer Agent Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC)*

       (i)          Opinion of Foley & Lardner, counsel for Registrant

       (j)          Consent of PricewaterhouseCoopers LLP

       (k)          None

       (l)          Subscription Agreement*

       (m)          Service and Distribution Plan*

       (n)          None

      (o)(i)        Code of Ethics of Registrant*

     (p)(ii)        Code of Ethics of Fiduciary Management, Inc. *

     (p)(iii)       Code of Ethics of Broadview Advisors, LLC


--------
     *        Incorporated by reference.